PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) lawsuit	Dec. 31, 2023 BRL (R$) lawsuit
Provisions recognized
Loan agreements	R$ 1,105,534	R$ 896,746
Judicial deposits	23,374,483	26,541,692
Estimate loss or value involved in the legal proceeding	54,055,659	47,023,866
Provisional enforcement amount provided by defendant on litigation claimed	3,590,000
Provision on legal proceedings, non-current	21,583,395	24,250,819
Insufficient collection or declaration for PIS/COFINS
Provisions recognized
Estimate loss or value involved in the legal proceeding	1,801,737	1,730,503
Tax Assessment, IOF
Provisions recognized
Estimate loss or value involved in the legal proceeding	1,470,781	932,081
Civil
Provisions recognized
Judicial deposits	19,726,980	22,833,389
Provision on legal proceedings, non-current	5,983,900	5,273,637
Civil - compulsory loan
Provisions recognized
Provisions (net of reversal)	1,451,774
Reductions obtained	3,477,047
Reductions obtained for agreements that have already been signed	1,212,074
Reductions obtained as a result of payments made	2,097,501
Judicial deposits	13,672,329	17,263,567
Provision on legal proceedings, non-current	R$ 11,959,368	R$ 15,277,173
Number of legal actions filed | lawsuit	3,065	3,374
Declaration of Nullity | Chesf
Provisions recognized
Litigation amount claimed	R$ 350,000
Tax
Provisions recognized
Provision on legal proceedings, non-current	803,961	R$ 784,408
Labor
Provisions recognized
Provision on legal proceedings, non-current	R$ 2,324,942	R$ 2,283,424